Schedule of Investments (unaudited)	iShares® TIPS Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/22	$113	$115,139
0.13%, 04/15/22	75,684	77,470,907
0.13%, 07/15/22	53,552	55,314,762
0.13%, 01/15/23	1,381,283	1,442,220,670
0.13%, 07/15/24	259,150	280,430,758
0.13%, 10/15/24	911,537	988,967,809
0.13%, 04/15/25	1,776,175	1,937,082,039
0.13%, 10/15/25	293,387	323,502,620
0.13%, 04/15/26	780,088	861,271,543
0.13%, 07/15/26	758,062	844,882,632
0.13%, 01/15/30	1,873,742	2,119,394,988
0.13%, 07/15/30(a)	904,548	1,028,730,398
0.13%, 01/15/31	1,064,462	1,206,316,094
0.13%, 07/15/31	207,969	236,970,233
0.13%, 02/15/51(a)	324,107	372,214,589
0.25%, 01/15/25	669,518	730,562,191
0.25%, 07/15/29	148,118	169,649,210
0.25%, 02/15/50	56,497	66,602,265
0.38%, 07/15/23	469,784	500,316,289
0.38%, 07/15/25	44,063	48,911,800
0.38%, 01/15/27	1,020,317	1,152,611,738
0.38%, 07/15/27	892,245	1,017,583,106
0.50%, 04/15/24	2,335,141	2,528,294,245
0.50%, 01/15/28	641,725	737,465,307
0.63%, 04/15/23	1,274,199	1,348,006,407
0.63%, 01/15/24	285,230	308,289,825
0.63%, 01/15/26	2,044,519	2,303,236,846
0.63%, 02/15/43	133,303	164,664,327
0.75%, 07/15/28	412,493	485,878,563
0.75%, 02/15/42	615,717	774,665,580
0.75%, 02/15/45	1,018,554	1,299,386,563
0.88%, 01/15/29	733,546	872,658,885
0.88%, 02/15/47	188,756	251,886,172
1.00%, 02/15/46	391,425	529,641,514
1.00%, 02/15/48	179,884	249,066,285
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/49	$114,039	$159,436,479
1.38%, 02/15/44	695,396	989,860,674
1.75%, 01/15/28	700,721	866,325,948
2.00%, 01/15/26	248,037	295,643,446
2.13%, 02/15/40	190,939	292,681,653
2.13%, 02/15/41	111,459	172,950,388
2.50%, 01/15/29	355,327	469,073,924
3.63%, 04/15/28	194,935	268,336,921
3.88%, 04/15/29	301,124	433,746,059
U.S. Treasury Note/Bond
0.75%, 05/31/26	30,018	30,125,877
1.25%, 04/30/28	833	848,489
1.88%, 02/15/51(a)	86	85,368
2.38%, 05/15/51	260	288,519
		31,293,666,044
Total U.S. Government Obligations — 99.2%
(Cost: $29,699,363,003)		31,293,666,044

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	455,762	455,761,630

Total Short-Term Investments — 1.5%
(Cost: $455,761,630)		455,761,630

Total Investments in Securities — 100.7%
(Cost: $30,155,124,633)		31,749,427,674

Other Assets, Less Liabilities — (0.7)%		(205,382,690)

Net Assets — 100.0%		$31,544,044,984

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$237,610,000	$218,151,630	(a)	$—	$—	$—	$455,761,630	455,762	$236,515	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® TIPS Bond ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$31,293,666,044	$—	$31,293,666,044
Money Market Funds	455,761,630	—	—	455,761,630
	$455,761,630	$31,293,666,044	$—	$31,749,427,674

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